Basis of Presentation and Accounting Policies (details) - Dominion (USD $)			0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Nov. 01, 2013 Dominion [Member]
Business Acquisition
Purchase price			$ 1,035,000,000
Assets acquired			3,910,000,000
Liabilities assumed			2,880,000,000
Intangible assets acquired			16,000,000
Goodwill acquired	$ 3,634,000,000	$ 3,634,000,000	$ 273,000,000